Defined benefit plans -Summary of sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	₩ (197,174)	₩ (207,093)
Decrease	216,226	233,570
Future salary increase rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	216,450	232,892
Decrease	₩ (200,843)	₩ (210,305)